UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,   Omaha,   NE  68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

             80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2013
Shares		Value
	COMMON STOCKS - 57.9%
	AEROSPACE & DEFENSE - 1.1%
1,049	Lockheed Martin Corp.	$ 113,775
1,047	United Technologies Corp.	97,308
		211,083
	AGRICULTURE - 1.4%
2,923	Philip Morris International, Inc.	253,190

	AIRLINES - 0.8%
772	Alaska Air Group, Inc. *	40,144
8,041	Southwest Airlines Co.	103,648
		143,792
	BANKS - 2.5%
5,680	BB&T Corp.	192,438
1,968	Northern Trust Corp.	113,947
719	Prosperity Bancshares, Inc.	37,237
911	Texas Capital Bancshares, Inc. *	40,412
2,520	U.S. Bancorp	91,098
		475,132
	BIOTECHNOLOGY - 0.4%
1,025	Myriad Genetics, Inc.	27,542
627	United Therapeutics Corp. *	41,269
		68,811
	CHEMICALS - 0.9%
454	Ashland, Inc.	37,909
544	CF Industries Holdings, Inc.	93,296
541	Valspar Corp.	34,986
		166,191
	COMMERCIAL SERVICES - 2.3%
309	Alliance Data Systems Corp. *	55,938
1,550	Automatic Data Processing, Inc.	106,733
1,476	Deluxe Corp.	51,143
2,067	Kelly Services, Inc. - Class A	36,110
225	Mastercard, Inc. - Class A	129,263
618	WEX, Inc. *	47,401
		426,588
	COMPUTERS - 2.0%
2,553	Accenture PLC - Class A	183,714
397	Apple, Inc.	157,244
1,169	Synopsys, Inc. *	41,792
		382,750
	DISTRIBUTION & WHOLESALE - 1.4%
1,945	Genuine Parts Co.	151,846
462	WW Grainger, Inc.	116,507
		268,353
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,999	American Express Co.	149,445
492	Coinstar, Inc *	28,866
		178,311
	ELECTRIC - 0.9%
2,879	Pinnacle West Capital Corp.	159,698

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
788	Belden, Inc.	39,345

	ELECTRONICS - 0.9%
786	FEI Co.	57,370
1,424	Thermo Fisher Scientific, Inc.	120,513
		177,883
	FOOD - 2.4%
3,878	Campbell Soup Co.	173,696
3,459	ConAgra Foods, Inc.	120,823
2,166	Kraft Foods Group, Inc.	121,014
1,285	Seneca Foods Corp. *	39,424
		454,957
	HEALTHCARE-PRODUCTS - 0.2%
750	ResMed, Inc.	33,848

	HEALTHCARE-SERVICES - 0.7%
529	Community Health Systems, Inc.	24,800
1,565	UnitedHealth Group, Inc.	102,476
		127,276
	HOUSEHOLD PRODUCTS & WARES - 2.0%
1,855	Clorox Co.	154,225
1,289	Jarden Corp. *	56,394
1,244	Kimberly-Clark Corp.	120,842
1,587	Prestige Brands Holdings, Inc. *	46,245
		377,706
	INSURANCE - 3.0%
2,494	ACE Ltd.	223,163
1,973	Aflac, Inc.	114,671
636	American Financial Group, Inc.	31,107
1,575	First American Financial Corp.	34,713
2,132	MetLife, Inc.	97,560
1,507	Protective Life Corp.	57,884
		559,098
	INTERNET - 0.8%
166	Google, Inc. - Class A *	146,141

	INVESTMENT COMPANIES - 0.6%
10,372	Prospect Capital Corp.	112,018

	MACHINERY-DIVERSIFIED - 0.8%
1,765	Deere & Co.	143,406

	METAL FABRICATE / HARDWARE - 0.2%
259	Valmont Industries, Inc.	37,060

	MINING - 0.3%
572	Freeport-McMoRan Copper & Gold, Inc.	15,793
574	Goldcorp., Inc.	14,195
2,048	Yamana Gold, Inc.	19,476
		49,464
	MISCELLANEOUS MANUFACTURING - 1.4%
10,219	General Electric Co.	236,979
1,334	Hillenbrand, Inc.	31,629
		268,608
	OIL & GAS - 6.6%
290	Anadarko Petroleum Corp.	24,920
436	Apache Corp.	36,550
872	BP PLC - ADR	36,397
1,201	Chevron Corp.	142,126
112	CNOOC Ltd. - ADR	18,758
2,214	ConocoPhillips	133,947
1,189	Continental Resources, Inc./OK *	102,325
3,016	Denbury Resources, Inc. *	52,237
359	Diamond Offshore Drilling, Inc.	24,696
1,000	EOG Resources, Inc.	131,680
1,701	Exxon Mobil Corp.	153,685
580	HollyFrontier Corp.	24,812
518	Imperial Oil Ltd.	19,793
679	Marathon Oil Corp.	23,480
604	Noble Energy, Inc.	36,264
377	Occidental Petroleum Corp.	33,640
2,829	Phillips 66	166,657
1,362	Rosetta Resources, Inc. *	57,912
202	Royal Dutch Shell PLC	12,888
477	Stone Energy Corp. *	10,508
		1,243,275
	OIL & GAS SERVICES - 0.6%
143	Core Laboratories NV	21,687
541	Halliburton Co.	22,571
482	National Oilwell Varco, Inc.	33,210
243	Oil States International, Inc. *	22,512
780	Superior Energy Services, Inc. *	20,233
		120,213
	PACKAGING & CONTAINERS - 0.1%
436	Packaging Corp. of America	21,347

	PHARMACEUTICALS - 5.1%
1,732	Abbott Laboratories	60,412
2,885	AbbVie, Inc.	119,266
2,435	Eli Lilly & Co.	119,607
1,393	Johnson & Johnson	119,603
5,174	Merck & Co., Inc.	240,332
1,078	Omnicare, Inc.	51,431
9,044	Pfizer, Inc.	253,323
		963,974
	PIPELINES - 1.7%
354	Enterprise Products Partners LP	22,001
2,340	Magellan Midstream Partners LP	127,530
2,910	Plains All American Pipeline LP	162,407
		311,938
	REAL ESTATE - 0.7%
2,050	WP Carey & Co. LLC	135,649

	REITS - 1.9%
1,049	Camden Property Trust	72,528
889	Extra Space Storage, Inc.	37,276
4,453	Omega Healthcare Investors, Inc.	138,132
1,221	Rayonier, Inc.	67,631
1,113	Weyerhaeuser Co.	31,709
		347,276
	RETAIL - 5.2%
2,166	CVS Caremark Corp.	123,852
6,866	Foot Locker, Inc.	241,203
3,429	Gap, Inc./The	143,092
3,439	Home Depot, Inc.	266,419
636	PetSmart, Inc.	42,606
2,345	TJX Cos., Inc.	117,391
358	Tractor Supply Co.	42,104
		976,667
	SEMICONDUCTORS - 2.2%
3,814	Intel Corp.	92,375
3,398	Maxim Intergrated Products, Inc.	94,396
3,375	QUALCOMM, Inc.	206,145
669	Silicon Laboratories, Inc. *	27,703
		420,619
	SOFTWARE - 1.7%
1,421	Fiserv, Inc. *	124,210
5,880	Microsoft Corp.	203,036
		327,246
	TELECOMMUNICATIONS - 3.3%
6,860	AT&T, Inc.	242,844
10,643	Cisco Systems, Inc.	258,731
831	NeuStar, Inc. - Class A *	40,453
1,688	Verizon Communications, Inc.	84,974
		627,002
	TRUCKING & LEASING - 0.7%
2,966	TAL International Group, Inc.	129,229

	TOTAL COMMON STOCKS (Cost $9,307,139)	10,885,144

	EXCHANGE TRADED FUNDS - 2.2%
	COMMODITY FUNDS - 0.2%
900	iShares Silver Trust *	17,073
230	SPDR Gold Shares *	27,404
		44,477
	EQUITY FUNDS - 2.0%
7,275	SPDR Barclays High Yield Bond ETF	287,290
1,000	Vanguard Short-Term Bond ETF	80,070
		367,360

	TOTAL EXCHANGE TRADED FUNDS (Cost $440,550)	411,837

Principal ($)
	NON-CONVERTIBLE BONDS - 10.0%
	AEROSPACE & DEFENSE - 1.0%
166,000	Lockheed Martin Corp., 7.65% due 5/1/16	193,940

	AGRICULTURE - 0.1%
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	17,118

	BANKS - 2.2%
191,000	Bank of America Corp., 5.125% due 11/15/14	200,503
45,000	Goldman Sachs Group, Inc., 5.25% due 7/27/21	48,089
144,000	Wells Fargo & Co., 5.125% due 9/15/16	159,018
		407,610
	BEVERAGES - 0.2%
28,000	PepsiCo, Inc., 5.00% due 6/1/18	31,665

	ELECTRIC - 0.8%
149,000	Constellation Energy Group, Inc., 4.55% due 6/15/15	157,952

	FOOD - 1.0%
173,000	Nabisco, Inc., 7.55% due 6/15/2015	194,078

	INSURANCE - 1.2%
222,000	Genworth Financial, Inc., 4.95% due 10/1/15	235,286

	IRON & STEEL - 0.4%
68,000	Nucor Corp., 5.75% due 12/1/17	77,869

	OFFICE & BUSINESS EQUIPMENT - 1.1%
176,000	Xerox Corp., 7.20% due 4/1/16	198,995

	PHARMACEUTICALS - 0.6%
28,000	Merck & Co., Inc., 5.00% due 6/30/19	31,983
68,000	Pfizer, Inc., 4.65% due 3/1/18	76,272
		108,255
	RETAIL - 0.2%
29,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	31,712

	TRUCKING & LEASING - 1.2%
230,000	Penske Truck Leasing Co. LP., 144A, 2.50% due 3/15/16	232,920

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,884,386)	1,887,400

	CONVERTIBLE BONDS- 25.4%
	AGRICULTURE - 0.7%
134,000	Alliance One International, Inc., 5.50% due 7/15/14	136,596

	AUTO MANUFACTURERS - 0.9%
174,000	Navistar International Corp., 3.00% due 10/15/14	169,868

	AUTO PARTS & EQUIPMENT - 0.9%
174,000	Meritor, Inc., 4.625% due 3/1/26	175,088

	BIOTECHNOLOGY - 0.6%
142,000	Dendreon Corp., 2.875% due 1/15/16	107,210

	COAL - 0.8%
154,000	Alpha Appalachia Holdings, Inc., 3.25% due 8/1/15	140,140

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
249,000	BGC Partners, Inc., 4.50% due 7/15/16	253,669
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	157,198
175,000	Knight Capital Group, Inc., 3.50% due 3/15/15	175,766
		586,633
	FOOD - 1.4%
280,000	Chiquita Brands International, Inc., 4.25% due 8/15/16	268,975

	HEALTHCARE-PRODUCTS - 1.4%
265,000	NuVasive, Inc., 2.75% due 7/1/17	264,626

	HEALTHCARE-SERVICES - 0.8%
119,000	Brookdale Senior Living, Inc., 2.75% due 6/15/18	140,717

	INSURANCE - 1.2%
182,000	Radian Group, Inc., 3.00% due 11/15/17	228,410

	INVESTMENT COMPANIES - 2.7%
240,000	Apollo Investment Corp., 5.75% due 1/15/16	253,950
250,000	Prospect Capital Corp., 144A, 5.875% due 1/15/19	254,375
		508,325
	OIL & GAS - 3.0%
179,000	Chesapeake Energy Corp., 2.50% due 5/15/37	169,491
203,000	Goodrich Petroleum Corp., 5.00% due 10/1/29	202,493
204,000	Stone Energy Corp., 1.75% due 3/1/17	189,720
		561,704
	PHARMACEUTICALS - 1.0%
200,000	MannKind Corp., 3.75% due 2/15/13	195,500

	RETAIL - 1.6%
142,000	Charming Shoppes, Inc., 1.125% due 5/1/14	129,220
120,000	Rite Aid Corp., 8.50% due 5/15/15	170,400
		299,620
	SEMICONDUCTORS - 2.8%
264,000	Advanced Micro Devices, Inc., 6.00% due 5/1/15	270,600
300,000	GT Advanced Technologies, Inc., 3.00% due 10/1/17	256,125
		526,725
	TELECOMMUNICATIONS - 1.4%
230,000	Clearwire Communications LLC, 144A, 8.25% due 12/1/40	255,012

	TRANSPORTATION - 1.1%
228,000	DryShips, Inc., 5.00% due 12/1/14	203,632

	TOTAL CONVERTIBLE BONDS (Cost $4,396,192)	4,768,781

	U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.5%
37,000	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	43,316
38,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	46,142
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	89,458
	(Cost $89,745)
Contracts
	PURCHASED PUT OPTIONS- 0.3%
63	S&P 500 Index
	Expiration July 2013, Exercise Price $14.50 (Cost $38,054)	48,195

Shares
	SHORT-TERM INVESTMENT- 3.4%
	MONEY MARKET FUND- 3.4%
637,381	Dreyfus Cash Management, 0.05% ** (Cost $637,381)	637,381

	TOTAL INVESTMENTS - 99.7% (Cost $16,793,447) (a)	$ 18,728,196
	OTHER ASSETS AND LIABILITIES - 0.3%	65,682
	NET ASSETS - 100.0%	$ 18,793,878

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,810,929 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,082,487
	Unrealized Depreciation:	(165,220)
	Net Unrealized Appreciation:	$ 1,917,267

* Non-Income producing security.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2013 securities amounted to $742,308 or 3.95% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,885,144	$ -	$ -	$ 10,885,144
Exchange Traded Funds	411,837	-	-	411,837
Purchased Put Option	48,195	-	-	48,195
Convertible Bonds		4,768,781	-	4,768,781
Non-Convertible Bonds		1,887,400	-	1,887,400
U.S. Government Treasury Obligations	-	89,458	-	89,458
Short-Term Investment	637,381	-	-	637,381
Total	$ 11,982,557	$ 6,745,639	$ -	$ 18,728,196

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Ascendant Diversified Income & Growth Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2013 (Unaudited)
Shares		Value
	COMMON STOCKS - 48.5%
	AEROSPACE & DEFENSE - 2.4%
226	Lockheed Martin Corp.	$ 24,512
225	United Technologies Corp.	20,912
		45,424
	AGRICULTURE - 1.4%
318	Philip Morris International, Inc.	27,545

	BANKS - 0.9%
500	BB&T Corp.	16,940

	COMMERCIAL SERVICES - 1.2%
334	Automatic Data Processing, Inc.	22,999

	COMPUTERS - 2.2%
304	Accenture PLC - Class A	21,876
50	Apple, Inc.	19,804
		41,680
	DISTRIBUTION & WHOLESALE - 1.7%
419	Genuine Parts Co.	32,711

	ELECTRIC - 1.5%
508	Pinnacle West Capital Corp.	28,179

	FOOD - 3.3%
835	Campbell Soup Co.	37,400
466	Kraft Foods Group, Inc.	26,035
		63,435
	HOUSEHOLD PRODUCTS & WARES - 1.8%
399	Clorox Co.	33,173

	INSURANCE - 2.3%
209	ACE Ltd.	18,701
425	Aflac, Inc.	24,701
		43,402
	INVESTMENT COMPANIES - 1.3%
2,242	Prospect Capital Corp.	24,218

	MISCELLANEOUS MANUFACTURING - 1.3%
1,048	General Electric Co.	24,303

	OIL & GAS - 1.2%
381	CNOOC Ltd. - ADR	23,051

	PHARMACEUTICALS - 6.4%
373	Abbott Laboratories	13,010
621	AbbVie, Inc.	25,672
300	Johnson & Johnson	25,758
584	Merck & Co., Inc.	27,127
1,083	Pfizer, Inc.	30,335
		121,902
	PIPELINES - 2.9%
504	Magellan Midstream Partners LP	27,468
500	Plains All American Pipeline LP	27,905
		55,373
	REAL ESTATE - 1.5%
441	WP Carey Inc.	29,181

	REITS - 2.0%
226	Camden Property Trust	15,626
700	Omega Healthcare Investors, Inc.	21,714
		37,340
	RETAIL - 3.1%
747	Foot Locker, Inc.	26,242
425	Home Depot, Inc.	32,925
		59,167
	SEMICONDUCTORS - 3.1%
821	Intel Corp.	19,885
732	Maxim Intergrated Products, Inc.	20,335
298	QUALCOMM, Inc.	18,202
		58,422
	SOFTWARE - 1.4%
785	Microsoft Corp.	27,106

	TELECOMMUNICATIONS - 4.1%
771	AT&T, Inc.	27,293
1,325	Cisco Systems, Inc.	32,211
363	Verizon Communications, Inc.	18,273
		77,777
	TRUCKING & LEASING - 1.5%
639	TAL International Group, Inc.	27,841

	TOTAL COMMON STOCKS (Cost $731,786)	921,169

	EXCHANGE TRADED FUNDS - 49.3%
	ASSET ALLOCATION FUND - 24.8%
11,024	SPDR Barclays Convertible Securities ETF	470,504

	DEBT FUND - 24.5%
11,800	SPDR Barclays High Yield Bond ETF	465,982

	TOTAL EXCHANGE TRADED FUNDS (Cost $949,840)	936,486

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
48,692	Dreyfus Cash Management, 0.05% * (Cost $48,692)	48,692

	TOTAL INVESTMENTS - 100.3% (Cost $1,730,318) (a)	$ 1,906,347
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.3)%	(6,356)
	NET ASSETS - 100.0%	$ 1,899,991

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,737,980 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 183,744
	Unrealized Depreciation:	(15,377)
	Net Unrealized Appreciation:	$ 168,367
* Money market fund; interest rate reflects seven-day yield on June 30, 2013.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 921,169	$ -	$ -	$ 921,169
Exchange Traded Funds	936,486	-	-	936,486
Short-Term Investment	48,692	-	-	48,692
Total	$ 1,906,347	$ -	$ -	$ 1,906,347

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Ascendant Natural Resources Master Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2013
Shares		Value
	COMMON STOCKS - 89.7%
	CHEMICALS - 2.8%
1,072	CF Industries Holdings, Inc.	$ 183,848

	MACHINERY-DIVERSIFIED - 2.0%
1,626	Deere & Co.	132,112

	MINING - 5.0%
3,844	Freeport-McMoRan Copper & Gold, Inc.	106,133
3,863	Goldcorp, Inc.	95,532
13,734	Yamana Gold, Inc.	130,610
		332,275
	OIL & GAS - 53.5%
1,959	Anadarko Petroleum Corp.	168,337
2,939	Apache Corp.	246,376
5,859	BP PLC - ADR	244,555
2,033	Chevron Corp.	240,585
757	CNOOC Ltd. - ADR	126,782
2,976	ConocoPhillips	180,048
794	Continental Resources, Inc. *	68,332
8,152	Denbury Resources, Inc. *	141,193
2,421	Diamond Offshore Drilling, Inc.	166,541
2,329	EOG Resources, Inc.	306,683
2,624	Exxon Mobil Corp.	237,078
3,900	HollyFrontier Corp.	166,842
3,475	Imperial Oil Ltd.	132,780
4,565	Marathon Oil Corp.	157,858
4,066	Noble Energy, Inc.	244,123
2,532	Occidental Petroleum Corp.	225,930
3,179	Phillips 66	187,275
3,667	Rosetta Resources, Inc. *	155,921
1,367	Royal Dutch Shell PLC	87,215
3,197	Stone Energy Corp. *	70,430
		3,554,884
	OIL & GAS SERVICES - 12.2%
979	Core Laboratories NV	148,475
3,641	Halliburton Co.	151,902
3,234	National Oilwell Varco, Inc.	222,823
1,645	Oil States International, Inc. *	152,393
5,231	Superior Energy Services, Inc. *	135,692
		811,285
	PACKAGING & CONTAINERS - 2.2%
2,939	Packaging Corp. of America	143,893

	PIPELINES - 5.6%
2,384	Enterprise Products Partners LP	148,166
3,955	Plains All American Pipeline LP	220,728
		368,894
	REITS - 6.4%
3,826	Rayonier, Inc.	211,922
7,468	Weyerhaeuser Co.	212,763
		424,685

	TOTAL COMMON STOCKS (Cost $5,621,307)	5,951,876

	EXCHANGE TRADED FUNDS - 6.5%
	COMMODITY FUNDS - 4.5%
6,044	iShares Silver Trust *	114,655
1,552	SPDR Gold Shares *	184,921
		299,576
	EQUITY FUND - 2.0%
3,350	iShares S&P North American Natural Resources Sector Index Fund	128,171

	TOTAL EXCHANGE TRADED FUNDS (Cost $564,071)	427,747

	SHORT-TERM INVESTMENT - 3.8%
	MONEY MARKET FUND - 3.8%
254,917	Dreyfus Cash Management, to yield 0.05% ** (Cost $254,917)	254,917

	TOTAL INVESTMENTS - 100.0% (Cost $6,440,295) (a)	$ 6,634,540
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(1,810)
	MEMBERS' CAPITAL - 100.0%	$ 6,632,730

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,456,941 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 573,460
	Unrealized Depreciation:	(395,861)
	Net Unrealized Appreciation:	$ 177,599
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,951,876	$ -	$ -	$ 5,951,876
Exchange Traded Funds	427,747	-	-	427,747
Short-Term Investment	254,917	-	-	254,917
Total	$ 6,634,540	$ -	$ -	$ 6,634,540

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
	Shares		Value
		COMMON STOCKS - 98.3%
		AGRICULTURE - 2.9%
	3,236	Philip Morris International, Inc.	$ 280,302

		AIRLINES - 2.3%
	17,661	Southwest Airlines Co.	227,650

		BANKS - 7.3%
	7,507	BB&T Corp.	254,337
	4,396	Northern Trust Corp.	254,528
	5,630	US Bancorp	203,525
			712,390
		CHEMICALS - 1.5%
	858	CF Industries Holdings, Inc.	147,147

		COMMERCIAL SERVICES - 2.9%
	500	Mastercard, Inc. - Class A	287,250

		COMPUTERS - 3.4%
	2,553	Accenture PLC - Class A	183,714
	363	Apple, Inc.	143,777
			327,491
		DISTRIBUTION/WHOLESALE - 2.7%
	1,034	WW Grainger, Inc.	260,754

		DIVERSIFIED FINANCIAL SERVICES - 3.4%
	4,470	American Express Co.	334,177

		ELECTRONICS - 2.8%
	3,184	Thermo Fisher Scientific, Inc.	269,462

		FOOD - 2.8%
	7,734	ConAgra Foods, Inc.	270,149

		HEALTHCARE-SERVICES - 2.3%
	3,497	UnitedHealth Group, Inc.	228,984

		HOUSEHOLD PRODUCTS & WARES - 2.8%
	2,781	Kimberly-Clark Corp.	270,146

		INSURANCE - 5.3%
	3,401	ACE Ltd.	304,321
	4,765	MetLife, Inc.	218,046
			522,367
		INTERNET - 3.3%
	369	Google Inc. - Class A *	324,857

		MACHINERY-DIVERSIFIED - 2.8%
	3,418	Deere & Co.	277,713

		MISCELLANEOUS MANUFACTURING - 2.8%
	11,966	General Electric Co.	277,492

		OIL & GAS - 12.4%
	2,007	Chevron Corp.	237,508
	2,385	Continental Resources, Inc.*	205,253
	1,461	EOG Resources, Inc.	192,384
	2,928	Exxon Mobil Corp.	264,545
	5,300	Phillips 66	312,223
			1,211,913
		PHARMACEUTICALS - 7.9%
	5,442	Eli Lilly & Co.	267,311
	5,499	Merck & Co., Inc.	255,429
	8,986	Pfizer, Inc.	251,698
			774,438
		RETAIL - 14.1%
	4,840	CVS Caremark Corp.	276,751
	7,592	Foot Locker, Inc.	266,707
	7,666	Gap, Inc. (The)	319,902
	3,275	Home Depot, Inc.	253,714
	5,243	TJX Cos., Inc.	262,465
			1,379,539
		SEMICONDUCTORS - 2.8%
	4,447	QUALCOMM, Inc.	271,623

		SOFTWARE - 4.6%
	3,179	Fiserv, Inc. *	277,876
	4,993	Microsoft Corp.	172,408
			450,284
		TELECOMMUNICATIONS - 5.2%
	7,336	AT&T, Inc.	259,694
	10,043	Cisco Systems, Inc.	244,145
			503,839

		TOTAL COMMON STOCKS (Cost $8,243,574)	9,609,967

		SHORT-TERM INVESTMENT - 1.7%
	168,581	Dreyfus Cash Management, 0.05%** (Cost $168,581)	168,581

		TOTAL INVESTMENTS - 100.0% (Cost $8,412,155) (a)	$ 9,778,548
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(2,832)
		NET ASSETS - 100.0%	$ 9,775,716

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,430,701 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,476,004
		Unrealized Depreciation:	(128,157)
		Net Unrealized Appreciation:	$ 1,347,847
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,609,967	$ -	$ -	$ 9,609,967
Short-Term Investment	168,581	-	-	168,581
Total	$ 9,778,548	$ -	$ -	$ 9,778,548

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/27/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/27/2013